Changes to Value of Business Acquired (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance at beginning of period		$ 135,031	$ 186,701	$ 247,702
Business acquired		0	0	0
Amortized to expense during the year	[1]	(26,321)	(29,827)	(30,053)
Adjustment for unrealized investment losses during the year		45,560	(21,843)	(30,948)
Balance at end of year		$ 154,270	$ 135,031	$ 186,701

[1]	Amount is included in Operating and acquisition expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)